Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013 Acquisition	Dec. 31, 2012	Dec. 31, 2011 Acquisition	Dec. 31, 2011 New Zealand and Australia [Member]	Dec. 31, 2011 U.K. [Member]	Dec. 31, 2011 South Carolina [Member]	Dec. 31, 2013 Imagelinx [Member]	Dec. 31, 2013 Series of Individually Immaterial Business Acquisitions [Member]	Nov. 08, 2011 Tegrant Holding Corporation [Member]	Feb. 29, 2012 Tegrant Holding Corporation [Member]	Dec. 31, 2011 Tegrant Holding Corporation [Member] Unit facility Employees	Nov. 08, 2011 Tegrant Holding Corporation [Member] Customer relationships [Member]	Nov. 08, 2011 Tegrant Holding Corporation [Member] Trade names [Member]	Nov. 08, 2011 Tegrant Holding Corporation [Member] Proprietary technology [Member]	Dec. 31, 2011 Associated Packaging Technologies [Member]	Dec. 31, 2013 Consumer Packaging [Member]	Dec. 31, 2012 Consumer Packaging [Member]	Dec. 31, 2013 Paper And Industrial Converted Products [Member]	Dec. 31, 2013 Other assets [Member]
Business Acquisition [Line Items]
Net tangible assets							$ 2,228	$ 909							$ 6,606
Number of acquisitions during period	3		5
Acquisition cost of entity	4,005		566,908	7,181	4,698	5,029	3,024	981	550,000	503
Minimum number of manufacturing, design and testing facilities operated by Tegrant, headquartered in DeKalb, Illinois											30
Minimum number of employees in facilities operated by Tegrant, headquartered in DeKalb, Illinois											2,000
Number of strategic, complementary business units											3
Expected value of goodwill to be tax deductible									67,000
Average expected life												12 years	40 years	9 years
Other intangible assets									187,830						4,062
Goodwill	1,099,207	1,110,505					796		269,953						6,240	418,765	427,575
Intangibles acquired								72	187,830			160,300	17,600	9,930
Expected annual revenue	12,500															10,000		2,500
Carrying value of equity investments	116,193	110,687																	3,628
Acquisition-related costs	$ 484	$ 311	$ 12,290